CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent liabilities
Contingent liabilities	£ 2,744	£ 2,553
Acceptances and endorsements
Contingent liabilities
Contingent liabilities	191	131
Other items serving as direct credit substitutes
Contingent liabilities
Contingent liabilities	510	317
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Contingent liabilities	2,043	2,105
Other contingent liabilities
Contingent liabilities
Contingent liabilities	£ 2,553	£ 2,422